Profit Sharing, Retirement Savings Plans and Defined Benefit Pension Plans - Schedule of Components of Net Periodic Benefit Cost (Detail) (U.S. and Non-U.S. [Member], USD $)
In Millions, unless otherwise specified
12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit cost	$ 16.9	$ 17.0	$ 15.9
Cost of Sales [Member]
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit cost	5.8	5.7	5.5
Selling, General and Administrative Expenses [Member]
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit cost	$ 11.1	$ 11.3	$ 10.4